Annual Total Returns [BarChart] - Carillon Eagle Mid Cap Growth Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(8.59%)
Annual Return 2012	16.27%
Annual Return 2013	38.00%
Annual Return 2014	10.01%
Annual Return 2015	2.52%
Annual Return 2016	7.07%
Annual Return 2017	30.35%
Annual Return 2018	(6.09%)
Annual Return 2019	34.89%
Annual Return 2020	40.24%